STOCKS - Shares authorized and shares issued and outstanding (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
STOCKS
Preferred stock, shares authorized	22,220,893	22,220,893	10,076,873
Preferred stock, shares issued	22,062,155	22,062,155	10,076,873
Series A-1 Preferred Stock
STOCKS
Preferred stock, shares authorized	4,018,918	4,018,918	4,018,918
Preferred stock, shares issued	4,018,918	4,018,918	4,018,918
Preferred stock, shares outstanding	4,018,918	4,018,918	4,018,918
Series A-2 Preferred Stock
STOCKS
Preferred stock, shares authorized	3,864,517	3,864,517	3,864,517
Preferred stock, shares issued	3,864,517	3,864,517	3,864,517
Preferred stock, shares outstanding	3,864,517	3,864,517	3,864,517
Series A-3 Preferred Stock
STOCKS
Preferred stock, shares authorized	2,193,438	2,193,438	2,193,438
Preferred stock, shares issued	2,193,438	2,193,438	2,193,438
Preferred stock, shares outstanding	2,193,438	2,193,438	2,193,438
Series B-1 Preferred Stock
STOCKS
Preferred stock, shares authorized	8,380,000	8,380,000
Preferred stock, shares issued	8,221,262	8,221,262
Preferred stock, shares outstanding	8,221,262	8,221,262
Series B-2 Preferred Stock
STOCKS
Preferred stock, shares authorized	40,115	40,115
Preferred stock, shares issued	40,115	40,115
Preferred stock, shares outstanding	40,115	40,115
Series B-3 Preferred Stock
STOCKS
Preferred stock, shares authorized	3,723,905	3,723,905
Preferred stock, shares issued	3,723,905	3,723,905
Preferred stock, shares outstanding	3,723,905	3,723,905